Changes in the balances of Tax Assets - Deferred and Tax Liabilities - Deferred (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances At [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	R$ 37,640,297		R$ 37,999,396		R$ 30,295,060	R$ 37,981,699	R$ 30,295,060	R$ 27,680,578
Temporary differences	32,884,315		32,131,133		29,565,700	32,113,436	29,565,700	26,416,527
Tax loss carry forwards	4,755,983		5,693,104		367,120	5,693,104	367,120	846,587
Social contribution taxes 18%			175,159		362,240	175,159	362,240	417,464
Tax liabilities:	2,225,190		4,546,595		5,540,873	4,546,595	5,540,873	3,031,389
Temporary differences	2,225,190		4,546,595		5,540,873	4,546,595	5,540,873	3,031,389
Total	35,415,107		33,452,801		24,754,187	R$ 33,435,104	R$ 24,754,187	R$ 24,649,189
Adjustment To Income [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	(3,609,495)		8,362,100		3,693,727
Temporary differences	(2,497,215)		3,223,197		4,240,405
Tax loss carry forwards	(937,121)		5,325,984		(491,454)
Social contribution taxes 18%	(175,159)		(187,081)		(55,224)
Tax liabilities:	(1,344,268)		129,231		781,448
Temporary differences	(1,344,268)		129,231		781,448
Total	(2,265,227)		8,232,869		2,912,279
Valuation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	1,696,091	[1]	(400,583)	[1]	471,499
Temporary differences	1,696,091	[1]	(400,583)	[1]	471,499
Tax loss carry forwards		[1]
Social contribution taxes 18%		[1]
Tax liabilities:	(977,137)	[1]	(1,063,160)		1,773,065
Temporary differences	(977,137)	[1]	(1,063,160)		1,773,065
Total	2,673,228	[1]	662,577		(1,301,566)
Other [Member]
IfrsStatementLineItems [Line Items]
Tax assets:	1,572,002		(418,784)		(1,550,744)
Temporary differences	1,572,002		(418,784)		(1,562,731)
Tax loss carry forwards					11,987
Social contribution taxes 18%
Tax liabilities:			(60,349)		(45,029)
Temporary differences			(60,349)		(45,029)
Total	1,572,002		(358,435)		(1,505,715)
Acquisition Merger [Member]
IfrsStatementLineItems [Line Items]
Tax assets:			161,603
Temporary differences			161,603
Tax loss carry forwards
Social contribution taxes 18%
Tax liabilities:
Temporary differences
Total			R$ 161,603

[1]	It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.